Property, Plant and Equipment	12 Months Ended
Dec. 29, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
At the end of 2013 and 2012, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2013	2012
Land and land improvements	$885	793
Buildings and building equipment	10,423	10,046
Machinery and equipment	22,527	21,075
Construction in progress	3,298	2,740
Total property, plant and equipment, gross	$37,133	34,654
Less accumulated depreciation	20,423	18,557
Total property, plant and equipment, net	$16,710	16,097

The Company capitalizes interest expense as part of the cost of construction of facilities and equipment. Interest expense capitalized in 2013, 2012 and 2011 was $105 million, $115 million and $84 million, respectively.
Depreciation expense, including the amortization of capitalized interest in 2013, 2012 and 2011, was $2.7 billion, $2.5 billion and $2.3 billion, respectively.
Upon retirement or other disposal of property, plant and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds are recorded in earnings.